Revenue Analysis and Segment Information (Details) - Schedule of disaggregated information of revenues by business lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 357,821	$ 50,289	$ 11,577
Revenue percentage	100.00%	100.00%	100.00%
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 275,363
Revenue percentage	77.00%	0.00%	0.00%
Insurance Marketing [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 65,880	$ 49,232	$ 11,577
Revenue percentage	18.40%	97.90%	100.00%
Cryptocurrency Mining [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 15,427
Revenue percentage	4.30%	0.00%	0.00%
Telecom Call Center [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 338	$ 922
Revenue percentage	0.10%	1.80%
Bank Card Call Center [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 77
Revenue percentage	0.00%	0.20%
SaaS services [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 813	$ 58
Revenue percentage	0.20%	0.10%